Other Receivables - Schedule of Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Other Receivables [Abstract]
Advances to suppliers	$ 452	$ 738
Government agencies	33	60
Prepaid expenses	80	87
Other		104
Other Receivables	$ 565	$ 989